Rental Expense and Lease Commitments	12 Months Ended
Dec. 28, 2014
Leases, Operating [Abstract]
Rental Expense and Lease Commitments
Rental Expense and Lease Commitments
Rentals of space, vehicles, manufacturing equipment and office and data processing equipment under operating leases were approximately $341 million, $363 million and $375 million in 2014, 2013 and 2012, respectively.
The approximate minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year at December 28, 2014 are:
(Dollars in Millions)

2015	2016	2017	2018	2019	After 2019	Total
$200	157	111	80	66	77	691

Commitments under capital leases are not significant.